Discontinued Operations (Details) - Schedule of Discontinued Operations - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash	$ 28	$ 537
Accounts receivable	4,039	2,318
Prepaid expenses	319	218
Deposits	258	254
Fixed assets, net	622	759
Intangible Assets		4,545
Other current assets	3,850	2,058
Current assets held for sale	9,116	10,689
Accounts payable and accrued expenses	6,039	2,604
Other current liabilities	4,038	3,799
Current liabilities held for sale	10,077	6,403
Revenue	57,417	60,033
Cost of Revenue, excluding depreciation and amortization stated below	50,089	50,013
Gross Profit	7,328	10,020
Operating Expenses:
Selling, general and administrative expenses	(10,336)	(11,712)
Other Expenses Net	(6,006)	(10,804)
Operating Loss	(9,014)	(12,496)
Benefit (Provision) from Income taxes	0	387
Net Loss from discontinued Operations	(9,014)	(12,109)
Operating Activities
Depreciation and amortization	1,358	1,031
Investing Activities
Purchase of property and equipment	$ 298	$ 581